Revenues (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Schedule of Disaggregation of Revenue

The following presents revenues disaggregated by product offering, which aligns with the Company’s performance obligations and the basis for calculating each amount:

	Three Months Ended December 31,		Nine Months Ended December 31,
Management and Advisory Fees, Net	2020	2019	2020	2019
Focused commingled funds	$23,567	$24,311	$74,241	$56,917
SMAs	33,079	28,181	95,030	78,321
Advisory and other services	13,442	13,672	39,907	35,236
Fund reimbursement revenues	5	101	67	552

Total management and advisory fees, net	$70,093	$66,265	$209,245	$171,026

	Three Months Ended December 31,		Nine Months Ended December 31,
Incentive Fees	2020	2019	2020	2019
SMAs	$313	$229	$5,070	$2,626
Focused commingled funds	—	—	28	—

Total incentive fees	$313	$229	$5,098	$2,626

	Three Months Ended December 31,		Nine Months Ended December 31,
Carried Interest Allocation	2020	2019	2020	2019
SMAs	$136,950	$(850)	$158,409	$93,650
Focused commingled funds	39,794	5,571	55,898	35,364

Total carried interest allocation	$176,744	$4,721	$214,307	$129,014

Revenue from External Customers by Geographic Areas

The table below presents the Company’s revenues by geographic location:

	Three Months Ended December 31,		Nine Months Ended December 31,
Revenues(1)	2020	2019	2020	2019
United States	$44,821	$20,955	$96,782	$73,915
Non-U.S. countries	202,329	50,260	331,868	228,751

(1)	Revenues are attributed to countries based on client location for SMAs and advisory and other services, or location of investment vehicle for focused commingled funds.

StepStone Group LP
Schedule of Disaggregation of Revenue

The following presents revenues disaggregated by product offering, which aligns with the Company’s performance obligations and the basis for calculating each amount:

	Year Ended March 31,
Management and Advisory Fees, Net	2020	2019	2018
Focused commingled funds	$79,402	$59,048	$48,504
SMAs	107,286	86,111	51,950
Advisory and other services	47,848	44,838	39,781
Fund reimbursement revenues	669	829	717

Total management and advisory fees, net	$235,205	$190,826	$140,952

	Year Ended March 31,
Incentive Fees	2020	2019	2018
SMAs	$3,410	$1,540	$1,489

	Year Ended March 31,
Carried Interest Allocation	2020	2019	2018
SMAs	$150,848	$36,526	$92,347
Focused commingled funds	57,148	27,376	29,487

Total carried interest allocation	$207,996	$63,902	$121,834

Revenue from External Customers by Geographic Areas

The table below presents the Company’s revenues by geographic location:

	Year Ended March 31,
Revenues(1)	2020	2019	2018
United States	$108,681	$88,828	$75,676
Non-U.S. countries	337,930	167,440	188,599

(1)	Revenues are attributed to countries based on client location for SMAs and advisory and other services, or location of investment vehicle for focused commingled funds.